Basis of preparation and material accounting policies - Effect of transition to IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Jan. 01, 2023
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 906,164	$ 803,299	$ 803,299	$ 791,853
Liabilities	64,131	75,454	75,454	165,826
Equity	842,033	727,845	727,845	626,027
Comprehensive income	$ 114,499	101,704	101,704
US GAAP
Disclosure of initial application of standards or interpretations [line items]
Assets		803,344	803,344	792,052
Liabilities		75,454	75,454	165,826
Equity		727,890	727,890	626,226
Comprehensive income			101,550
Adjustments:
Disclosure of initial application of standards or interpretations [line items]
Assets		(45)	(45)	(199)
Liabilities		0	0	0
Equity		(45)	(45)	(199)
Comprehensive income			154
Adjustments: | Lease
Disclosure of initial application of standards or interpretations [line items]
Assets		(58)	(58)	(260)
Liabilities		0	0	0
Equity		(58)	(58)	(260)
Comprehensive income			202
Adjustments: | Income Tax
Disclosure of initial application of standards or interpretations [line items]
Assets		13	13	61
Liabilities		0	0	0
Equity		$ 13	13	$ 61
Comprehensive income			$ (48)